Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	September 30, 2021	December 31, 2020
Developed technology	$13,117	$13,117
Supplier agreement	12,967	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	3,213	3,116
Customer relationships	380	380
	30,407	18,903
Accumulated amortization:
Developed technology	(13,117)	(13,117)
Supplier agreement	(489)	(43)
Channel partner relationships	(568)	(477)
Capitalized development costs(1)	(2,897)	(2,518)
Customer relationships	(350)	(340)
	(17,421)	(16,495)
Total finite-lived assets, net	12,986	2,408
Indefinite-lived intangible assets – trade names	200	200
Total intangible assets, net	$13,186	$2,608

	December 31,
	2020	2019
Developed technology	$13,117	$13,323
Supplier agreement	1,560	—
Channel partner relationships	730	730
Capitalized development costs(1)	3,116	3,047
Customer relationships	380	380
	18,903	17,480
Accumulated amortization:
Developed technology	(13,117)	(12,682)
Supplier agreement	(43)	—
Channel partner relationships	(477)	(355)
Capitalized development costs(1)	(2,518)	(2,094)
Customer relationships	(340)	(328)
	(16,495)	(15,459)
Total finite-lived assets, net	2,408	2,021
Indefinite-lived intangible assets – trade names	200	280
Total intangible assets, net	$2,608	$2,301